Payments, Details - 12 months ended Jun. 30, 2024 - CAD ($)	Amount	Type	Country	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 5,344	Taxes	BOLIVIA	The National Government of Bolivia	Silverstrike	Resources Silver	Resources Silver	Open Pit
#: 2
	11,355	Fees	BOLIVIA	Bolivia, Plurinational State	Silverstrike	Resources Silver	Resources Silver	Open Pit
#: 3
	57,618	Taxes	BOLIVIA	The National Government of Bolivia	Silversand	Resources Silver	Resources Silver	Open Pit
#: 4
	31,245	Fees	BOLIVIA	Bolivia, Plurinational State	Silversand	Resources Silver	Resources Silver	Open Pit
#: 5
	35,382	Taxes	BOLIVIA	The National Government of Bolivia	Carangas	Resources Silver	Resources Silver	Open Pit
#: 6
	29,049	Fees	BOLIVIA	Bolivia, Plurinational State	Carangas	Resources Silver	Resources Silver	Open Pit
#: 7
	17,959	Infrastructure	BOLIVIA	Carangas Community	Carangas	Resources Silver	Resources Silver	Open Pit
#: 8
	475,058	Taxes	BOLIVIA	The National Government of Bolivia	Administration	Resources Silver	Resources Silver	Open Pit
#: 9
	$ 472	Fees	BOLIVIA	Bolivia, Plurinational State	Administration	Resources Silver	Resources Silver	Open Pit